Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

Our unaudited condensed consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly our financial position, results of operations and cash flows. The unaudited condensed consolidated balance sheet at December 31, 2012 has been derived from audited consolidated financial statements at that date. The interim results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and footnote disclosure normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the U.S. Securities and Exchange Commission. We believe that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the Consolidated Financial Statements and Notes included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the Securities and Exchange Commission. We currently operate in one business segment.

Basis of Presentation

Our consolidated financial statements include the accounts of PharmAthene, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. Our consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States. We currently operate in one business segment. Certain receivables, primarily related to tax credits or grants, of approximately $0.5 million and $0.6 million as of December 31, 2011 and 2010 respectively, previously classified in our consolidated balance sheets as "accounts receivable," have been reclassified as "prepaid expenses and other current assets" to conform with current period presentation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our unaudited condensed consolidated financial statements include significant estimates for the value and the expected economic life of our intangible assets, the amount of our net operating losses available for income tax purposes, our share-based compensation, the value of our derivative financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Our consolidated financial statements include significant estimates for the expected economic life and value of our intangible assets, and the amount of our net operating losses, our share-based compensation, our financial instruments, among other things. Because of the use of estimates inherent in the financial reporting process, actual results could differ significantly from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period; income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of are accumulated in other comprehensive income (loss), a component of stockholders' equity. Transaction gains or losses are included in the determination of net loss.

Foreign Currency Translation

The functional currency of our wholly owned foreign subsidiaries is their local currency. Assets and liabilities of our foreign subsidiaries are translated into United States dollars based on exchange rates at the end of the reporting period. Income and expense items are translated at the weighted average exchange rates prevailing during the reporting period. Translation adjustments for subsidiaries that have not been sold, substantially liquidated or otherwise disposed of, are accumulated in other comprehensive income (loss), a component of stockholders' equity. Foreign currency translation adjustments are the sole component of accumulated other comprehensive income (loss) at December 31, 2012 and 2011. Transaction gains or (losses) are included in the determination of net income or loss, and were approximately ($0.01) million, ($0.1) million and $0.1 million for the years ended December 31, 2012, 2011 and 2010, respectively.

In July 2012, we substantially liquidated our Canadian subsidiary, which we acquired in 2005. As a result, we realized approximately $1.2 million of income in our consolidated statement of operations, which represents the amount of previously recorded foreign currency translation adjustments related to our Canadian subsidiary.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, which currently only includes changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency.

Comprehensive Loss and Accumulated Other Comprehensive Income

Comprehensive loss includes the total of our net loss and all other changes in equity other than transactions with owners, including (i) changes in equity for cumulative translation adjustments resulting from the consolidation of foreign subsidiaries as the financial statements of the subsidiaries located outside of the United States are accounted for using the local currency as the functional currency, and (ii) unrealized gains and losses on short term available-for-sale investments.

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents.

Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents are stated at market value. We consider all highly liquid investments with original maturities of three months or less to be cash equivalents. Interest income earned on cash and cash equivalents and short-term investments was approximately $0.02 million, $0.02 million and $0.01 million in 2012, 2011 and 2010, respectively.

As of December 31, 2011 and 2010 we had $0.1 million in restricted cash associated with a letter of credit to support our corporate credit card program. As of December 31, 2012, none of our cash was restricted.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk are primarily cash, restricted cash and cash equivalents, and billed and unbilled accounts receivable. We maintain our cash, restricted cash and cash equivalents in the form of money market accounts and overnight deposits with financial institutions that we believe are credit worthy. Because our billed and unbilled accounts receivable consist of amounts due from the U.S. federal government, management deems there to be minimal credit risk.

Revolving Line of Credit and Term Loan

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022 (see Note 5). The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount to the term loan at the date of issuance. The debt discount and the financing costs incurred in connection with the agreement are being amortized over the term of the loan using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the unaudited condensed consolidated statements of operations.

Revolving Line of Credit and Term Loan

As discussed further in Note 6, we entered into a loan agreement with General Electric Capital Corporation ("GE Capital") in March 2012. As part of that agreement, we issued stock purchase warrants to GE Capital that expire in March 2022. The fair value of the warrants was charged to additional paid-in-capital, resulting in a debt discount at the date of issuance. The debt discount is being amortized over the term of the loan agreement using the effective interest method. Financing costs incurred in connection with this agreement are being amortized over the term of the agreement using the effective interest method. The amortization of both the debt discount and deferred financing costs are included in interest expense in the consolidated statement of operations.

Significant Customers and Accounts Receivable

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD") - Chemical Biological Medical Systems ("CBMS"), and the Biomedical Advanced Research and Development Authority ("BARDA"). As of June 30, 2013 and December 31 2012, the Company's billed and unbilled receivable balances were comprised solely of receivables from CBMS and BARDA.

Significant Customers and Accounts Receivable

Our primary customers are the U.S. Department of Defense (the "DoD"), Chemical Biological Medical Systems ("CBMS"), the National Institute of Allergy and Infectious Diseases ("NIAID"), the Biomedical Advanced Research and Development Authority ("BARDA"), and the National Institute of Health ("NIH").

As of December 31, 2012 and 2011, the Company's trade receivable balances were comprised solely of receivables from these customers. Unbilled accounts receivable totaling $4.1 million and $3.0 million as of December 31, 2012 and 2011, respectively, relate to the contracts with these same customers.

Property and Equipment

Property and Equipment

Property and equipment consist of leasehold improvements, furniture and office equipment and computer and other equipment and are recorded at cost. Leasehold improvements are amortized over the economic life of the asset or the lease term, whichever is shorter. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Asset Category	Estimated Useful Life (in Years)
Leasehold improvements	8 - 10
Furniture and office equipment	5
Computer and other equipment	3 - 5

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist primarily of property and equipment. We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. Recoverability measurement and estimating of undiscounted cash flows is done at the lowest possible level for which we can identify assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of assets exceeds the fair value of the assets.

In the fourth quarter of 2010, we realized an impairment of certain assets associated with the closing of our Canadian operations upon the expiration of the Protexia® contract with the DoD. As a result we recognized an impairment charge of approximately $4.6 million which is included in depreciation and amortization expense in the accompanying 2010 consolidated statement of operations. The remaining assets consisting of land and buildings of approximately $1.0 million were reclassified as assets held for sale as of December 31, 2010, and subsequently sold in 2011.

Exit Activities

Exit Activities

In the fourth quarter 2011, we recognized a gain on the sale of assets of PharmAthene Canada of approximately $0.8 million, which is included in 2011 in the consolidated statement of operations. We substantially completed the liquidation of our Canadian subsidiary in July 2012 and at that time realized approximately $1.2 million of accumulated foreign currency translation adjustments, which is included in 2012, in the consolidated statement of operations and the consolidated statement of comprehensive loss.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our short term financial instruments, which primarily include cash and cash equivalents, restricted cash, accounts receivable (billed and unbilled), other current assets, accounts payable, accrued and other liabilities, and short term debt, approximate their fair values due to their short maturities. The fair value of our long-term indebtedness is estimated based on the current rates offered to the Company for debt of the same remaining maturities. See Note 3 for further details.

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill annually as of December 31 by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our last annual impairment assessment of goodwill as of December 31, 2012 and determined that there was no impairment as of that date.

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price over the fair value of net identifiable assets associated with acquisitions. We review the recoverability of goodwill by comparing our market value (as measured by our stock price multiplied by the number of outstanding shares as of the end of the year) to the net book value of our equity. If our market value exceeds our net book value, no further analysis is required. Changes in our business strategy or adverse changes in market conditions could impact the impairment analyses and require the recognition of an impairment charge equal to the excess of the carrying value over its estimated fair value. We completed our annual impairment assessment of goodwill on December 31, 2012 and determined that there was no impairment as of that date.

In 2010 we recognized an impairment charge of $0.8 million associated with our patents related to Protexia® as a result of our decision to shut down the Canadian operation upon the expiration of the Protexia® contract with the DoD. The impairment charge is included within depreciation and amortization in 2010, in our consolidated statement of operations.

Revenue Recognition

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, substantive milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the three months ended June 30, 2012, we recorded approximately $0.4 million of costs reimbursed by the government as an offset to research and development expenses (no such reimbursements were recorded for the three months ended June 30, 2013). For the six months ended June 30, 2013 and 2012, we recorded approximately $0.02 million and $1.0 million, respectively, of costs reimbursed by the government as an offset to research and development expenses.

Revenue Recognition

We generate our revenue from different types of contractual arrangements: cost-plus-fee contracts, cost reimbursable grants and fixed price contracts.

Revenues on cost-plus-fee contracts are recognized in an amount equal to the costs incurred during the period plus an estimate of the applicable fee earned. The estimate of the applicable fee earned is determined by reference to the contract: if the contract defines the fee in terms of risk-based milestones and specifies the fees to be earned upon the completion of each milestone, then the fee is recognized when the related milestones are earned, as further described below; otherwise, we estimate the fee earned in a given period by using a proportional performance method based on costs incurred during the period as compared to total estimated project costs and application of the resulting fraction to the total project fee specified in the contract.

Under the milestone method of revenue recognition, milestone payments (including milestone payments for fees) contained in research and development arrangements are recognized as revenue when: (i) the milestones are achieved; (ii) no further performance obligations with respect to the milestone exist; (iii) collection is reasonably assured; and (iv) substantive effort was necessary to achieve the milestone.

Milestones are considered substantive if all of the following conditions are met:

•	it is commensurate with either our performance to meet the milestone or the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from our performance to achieve the milestone,
•	it relates solely to past performance,
•	the value of the milestone is reasonable relative to all the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

If a milestone is deemed not to be substantive, the Company recognizes the portion of the milestone payment as revenue that correlates to work already performed; the remaining portion of the milestone payment is deferred and recognized as revenue as the Company completes its performance obligations.

Revenue on fixed price contracts (without substantive milestones as described above) is recognized on the percentage-of-completion method. The percentage-of-completion method recognizes income as the contract progresses (generally related to the costs incurred in providing the services required under the contract). The use of the percentage-of-completion method depends on the ability to make reasonable dependable estimates and the fact that circumstances may necessitate frequent revision of estimates does not indicate that the estimates are unreliable for the purpose for which they are used.

As a result of our revenue recognition policies and the billing provisions contained in our contracts, the timing of customer billings may differ from the timing of recognizing revenue. Amounts invoiced to customers in excess of revenue recognized are reflected on the balance sheet as deferred revenue. We recorded approximately $1.4 million and $0.5 million as deferred revenue as of December 31, 2012 and 2011. Amounts recognized as revenue in excess of amounts billed to customers are reflected on the balance sheet as unbilled accounts receivable.

We analyze each cost reimbursable grant to determine whether we should report such reimbursements as revenue or as an offset to our expenses incurred. For the years ended December 31, 2012, 2011 and 2010, we recorded approximately $1.1 million, $0.7 million and $2.9 million, respectively, of costs reimbursed by the government as a reduction of research and development expenses. Included in the 2010 grants was approximately $0.9 million in therapeutic discovery tax grants, which was offset against research and development expense in 2010.

Collaborative Arrangement

Collaborative Arrangements

Even though most of our products are being developed in conjunction with support by the U.S. Government, we are an active participant in that development, with exposure to significant risks and rewards of commercialization relating to the development of these pipeline products. In collaborations where we are deemed to be the principal participant of the collaboration, we recognize costs and revenues generated from third parties using the gross basis of accounting; otherwise, we use the net basis of accounting.

Research and Development

Research and Development

Research and development costs are expensed as incurred; advance payments are deferred and expensed as performance occurs. Research and development costs include salaries, facilities expense, overhead expenses, material and supplies, preclinical expense, clinical trials and related clinical manufacturing expenses, share-based compensation expense, contract services and other outside services.

Share-Based Compensation

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense recognized in the three months and six months ended June 30, 2013 and 2012 was calculated based on awards ultimately expected to vest and has been reduced for estimated forfeitures at a rate of approximately 12%, based on historical forfeitures.

Share-based compensation expense for the three months ended June 30, 2013 and 2012 was:

	Three months ended June 30,
	2013	2012
Research and development	$73,859	$127,076
General and administrative	250,149	384,965
Total share-based compensation expense	$324,008	$512,041

During the three months ended June 30, 2013, we granted 145,000 options to employees and nonemployee directors and mad no restricted stock grants. During the three months ended June 30, 2012, we granted 185,000 options to employees and nonemployee directors and made no restricted stock grants.

Share-based compensation expense for the six months ended June 30, 2013 and 2012 was:

	Six months ended June 30,
	2013	2012
Research and development	$162,493	$244,143
General and administrative	490,096	816,562
Total share-based compensation expense	$652,589	$1,060,705

During the six months ended June 30, 2013, we granted 205,000 options to employees, nonemployee directors and consultants and made no restricted stock grants. During the six months ended June 30, 2012, we granted 200,948 options to employees and nonemployee directors and made no restricted stock grants.

At June 30, 2013, we had total unrecognized share-based compensation expense related to unvested awards of approximately $1.8 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.13 years.

Share-Based Compensation

We expense the estimated fair value of share-based awards granted to employees under our stock compensation plans. The fair value of stock options is determined at the grant date using an option pricing model. We have estimated the fair value of each stock option award using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. The value of the award that is ultimately expected to vest is recognized as expense on a straight line basis over the employee's requisite service period.

The fair value of restricted stock grants is determined based on the closing price of our common stock on the award date and is recognized as expense ratably over the requisite service period.

Employee share-based compensation expense in 2012, 2011 and 2010 is calculated based on awards ultimately expected to vest and is reduced for estimated forfeitures at a rate of 12%.

Share-based compensation expense for 2012, 2011 and 2010 is as follows:

	Year ended December 31,
	2012	2011	2010
Research and development	$518,375	$754,554	$1,008,368
General and administrative	1,375,724	1,811,407	1,504,791
Total share-based compensation expense	$1,894,099	$2,565,961	$2,513,159

During 2012, we granted 852,139 options to employees and non-employee directors and made no restricted stock grants. At December 31, 2012, we had total unrecognized share-based compensation expense related to unvested awards of options and restricted shares of approximately $2.3 million, net of estimated forfeitures, which we expect to recognize as expense over a weighted-average period of 2.36 years.

During the years ended December 31, 2012, 2011 and 2010, we received $38,984, $118,309 and $56,208 from stock options exercised, respectively.

Income Taxes

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense.

Our provision for income taxes was $11,206 and $16,133 during the three months ended June 30, 2013 and 2012, respectively. The provision for income taxes was $20,949 and $166,538 during the six months ended June 30, 2013 and 2012, respectively. The provision for income taxes is a result of the difference between the treatment of goodwill for income tax purposes and for U.S. GAAP, resulting in a deferred tax liability which cannot be used to offset deferred tax assets. This deferred tax liability is included in our condensed consolidated balance sheet in other long-term liabilities.

Income Taxes

We account for income taxes using the asset and liability approach, which requires the recognition of future tax benefits or liabilities on the temporary differences between the financial reporting and tax bases of our assets and liabilities. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts expected to be realized. We also recognize a tax benefit from uncertain tax positions only if it is "more likely than not" that the position is sustainable based on its technical merits. Our policy is to recognize interest and penalties on uncertain tax positions as a component of income tax expense. As of December 31, 2012 and 2011, we had recognized a full valuation allowance since the likelihood of realization of our tax deferred assets does not meet the more likely than not threshold.

For the year ended December 31, 2012, we incurred income tax expense of approximately $0.2 million relating exclusively to the generation of a deferred tax liability associated with the amortization of goodwill, which is included as a component of other long-term liabilities on our consolidated balance sheets. There was no income tax expense for the periods ended December 31, 2011 or 2010.

We file a U.S. federal income tax return as well as returns for various state and foreign jurisdictions. Our income taxes have not been examined by any tax jurisdiction since our inception. Uncertain tax positions taken on our tax returns are accounted for as liabilities for unrecognized tax benefits. We recognize interest and penalties, if any, related to unrecognized tax benefits in other income (expense) in the consolidated statements of operations.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. A total of approximately 11.7 million and 11.6 million potential dilutive securities have been excluded in the calculation of diluted net loss per share in the three and six months ended June 30, 2013 and 2012, respectively, because their inclusion would be anti-dilutive.

Basic and Diluted Net Loss Per Share

Income (loss) per share:  Basic income (loss) per share is computed by dividing consolidated net income (loss) by the weighted average number of common shares outstanding during the period, excluding unvested restricted stock.

For periods of net income when the effects are not anti-dilutive, diluted earnings per share is computed by dividing our net income by the weighted average number of shares outstanding and the impact of all potential dilutive common shares, consisting primarily of stock options, unvested restricted stock and stock purchase warrants. The dilutive impact of our dilutive potential common shares resulting from stock options and stock purchase warrants is determined by applying the treasury stock method.

For the periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common shares is anti-dilutive due to the net losses. Approximately 11.9 million, 12.0 million and 10.7 million potential dilutive shares have been excluded in the calculation of diluted net loss per share in 2012, 2011 and 2010, respectively, because their inclusion would be anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

We have evaluated all issued and unadopted Accounting Standards Updates and believe the adoption of these will not have a material impact on our results of operations, financial position, or cash flows.

Recent Accounting Pronouncements

Effective January 1, 2012, the Company adopted ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05). As a result, the Company now presents comprehensive income (loss) in its consolidated financial statements as a single financial statement. The adoption of ASU 2011-05 did not affect the Company's consolidated results of operations, financial position, or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-04, Fair Value Measurement (Topic 820) ("ASU 2011-04"), which contains amendments to achieve common fair value measurement and disclosures in U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 explains how to measure fair value for financial reporting. The guidance does not require fair value measurements in addition to those already required or permitted by other Topics. The adoption of ASU 2011-04 did not have any effect on the Company's condensed consolidated results of operations, financial position or liquidity.

Effective January 1, 2012, the Company adopted ASU 2011-08, Intangibles-Goodwill and Other (Topic 350) (ASU 2011-08). Previous guidance required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, then a second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in ASU 2011-08, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The adoption of ASU 2011-08 did not have a material effect on our results of operations, financial position or cash flows.

In, February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of this update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account (for example, inventory) instead of directly to income or expense in the same reporting period. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. Early adoption is permitted. The adoptions of ASU 2013-02 will not have a material effect on the Company's results of operation, financial position or cash flows.